Non-Current Assets - Right-of-Use Assets (Details) - Schedule of non-current assets of right-of-use assets	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Non-Current Assets - Right-of-Use Assets (Details) - Schedule of non-current assets of right-of-use assets [Line Items]
Right-of-use assets	$ 426,817	$ 289,957	$ 610,197
Land and buildings - right-of-use [Member]
Non-Current Assets - Right-of-Use Assets (Details) - Schedule of non-current assets of right-of-use assets [Line Items]
Right-of-use assets	254,409	172,832	517,719
Motor vehicles - right-of-use [Member]
Non-Current Assets - Right-of-Use Assets (Details) - Schedule of non-current assets of right-of-use assets [Line Items]
Right-of-use assets	$ 172,408	$ 117,125	$ 92,478